Capital management policies and procedures (Details) $ in Thousands	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Capital management policies and procedures [Abstract]
Stockholders' equity	$ 2,124,258	$ 2,229,062	$ 963,990	$ 431,806
Total financial debt	615,425	898,618
Cash and cash equivalents	(318,155)	(461,554)
General financing	$ 297,270	$ 437,064
Ratio of total debt to stockholders' equity	0.14	0.20